LK Balanced Fund
LK Balanced Fund
Investment Objective
The LK Balanced Fund (the “Fund”) seeks to achieve long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | LK Balanced Fund | Institutional Class	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LK Balanced Fund Institutional Class
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	1.01%	[1],[2]
[1]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[2]	Lawson Kroeker Investment Management, Inc. (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LK Balanced Fund | Institutional Class | USD ($)	103	398	716	1,615

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of equity (including common stocks, preferred stocks and convertible securities) and fixed income securities (including securities issued, backed or otherwise guaranteed by the U.S. government or its agencies, securities issued by U.S. government-sponsored entities, corporate bonds, municipal bonds, and other taxable debt securities). The Fund typically invests 40% to 75% of its assets in equity securities selected primarily for their growth potential and 25% to 60% of its assets in equity and fixed income securities selected primarily for their income potential. While the mix of equity and fixed income securities will vary depending on the Adviser’s outlook on the markets, under normal circumstances at least 25% of the Fund’s assets will be invested in fixed income securities. The Fund may invest in securities of any market capitalization. Although the Fund will invest primarily in equity and fixed income securities of U.S. companies, the Fund may invest up to 20% of its assets in equity and fixed income securities of foreign companies that are organized and headquartered in countries outside of the United States. The Fund’s investments in foreign securities may include American Depository Receipts (“ADRs”). The Fund may also invest in floating rate securities.
The Adviser’s equity investment process begins with independent research to identify areas of attractive investment opportunities. The Adviser performs fundamental analysis company by company, to discover factors influencing a business’s profitability. Normally, this involves reviewing, scrutinizing, and analyzing corporate reports; press releases; financial statements; documents filed with the SEC or other regulatory entities; newspaper, magazine, and internet articles; audio recordings or transcripts of conference calls and presentations; and a variety of additional sources. The Adviser focuses on a small number of carefully chosen businesses that it believes have a competitive advantage and high profit margins, and attempts to purchase securities of these companies at a discount to its estimate of a company’s worth.
Included in the Adviser’s analysis of individual equity securities is an assessment of general economic conditions; an evaluation of the stock and bond markets relative to each other; and a review of economic, social, and political trends. Stock selection is accomplished only after completing a thorough analysis. The Adviser makes its buy/sell/retain decisions based on its analysis of the security’s estimated worth relative to its current price.
The Adviser’s fixed income philosophy is an extension of its equity philosophy in that it approaches all investments from a fundamental basis. Employing this philosophy, the Adviser does not try to time the short-term movements of interest rates, but instead attempts to build a portfolio of high quality corporate, agency, and government bonds and equity securities with a strong income potential that provides stability and income to the overall portfolio. The Adviser’s fixed income portfolio allocation is a complement to its equity portfolio allocation, with shifts between allocation percentages dependent upon current market opportunities within a long-term view.
Corporate, agency, and government bonds are continually compared against each other at all maturities to evaluate where the best opportunities lie for improved total return. Yields-to-maturity, yields-to-worst, and cash-flow yields are compared to like-quality bonds. Credit analysis of corporate bonds is performed to try and avoid future rating downgrades as well as identify possible upgrade candidates. The Fund may invest up to 10% in high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). The Fund has no set policy regarding the maturity or duration of any or all of its securities.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Asset Allocation Risk. The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts.
Convertible Securities Risk. Convertible securities risk is the risk that the market values of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.
Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk, extension risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in the value of debt securities). Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Extension risk is the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions.
Liquidity Risk. The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality, as determined by the Adviser, (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.
Floating Rate Securities Risks. Because changes in interest rates on floating (or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and/or in any residual assets after payment to creditors, should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2018. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices and a more specialized index. Updated performance information is available at www.lkfunds.com or by calling the Fund toll-free at 855-698-1378. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Simultaneous with the commencement of the Fund’s operations on July 1, 2012, the L/K Limited Partnership #1, a limited partnership managed by the Adviser on a fully discretionary basis (the “Predecessor Partnership”) converted into the Fund by terminating and distributing its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its partners in proportion to the partnership interests of the partners. Some or all of the partners then contributed the received partnership assets to the Fund in return for 80% or more of the ownership interests in the Fund. The Predecessor Partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion was managed by the same team of portfolio managers as the Fund. The Fund’s performance for periods before July 1, 2012 is that of the Predecessor Partnership and includes gains or losses, the reinvestment of all dividends and interest, and reflects the deduction of fees and expenses, including management fees, audit expenses, and brokerage commissions. If the Predecessor Partnership’s performance was adjusted to reflect the first year expenses of the Fund (commencing July 1, 2012), the Fund’s performance for all periods would have been lower. The financial statements of the Predecessor Partnership were audited for all years that the Predecessor Partnership has been in existence (since December 31, 1986). The performance returns of the Predecessor Partnership are unaudited and were calculated by the Adviser on a total return basis. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance. The performance shown should not be considered indicative of the Fund’s future performance. Beginning July 1, 2012, the Fund’s performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Partnership.

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q3 2009 11.06%	Q3 2011 -13.73%
Year-to-Date as of September 30, 2019
15.02%

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - LK Balanced Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500® Index	S&P 500® Index	(4.38%)	8.49%	13.12%	10.02%	Dec. 31, 1986
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	6.05%	Dec. 31, 1986
Lipper Balanced Funds Index	Lipper Balanced Funds Index	(4.68%)	4.48%	8.47%	7.66%	Dec. 31, 1986
Institutional Class	Return Before Taxes	(3.19%)	3.34%	7.29%	7.82%	Dec. 31, 1986
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(4.79%)	2.28%	6.61%	7.61%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.84%)	2.47%	5.84%	6.97%

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). Prior to July 1, 2012, the Fund was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to July 1, 2012.